Reverse Recapitalization (Details) - Schedule of Reverse Recapitalization Elements of the Business Combination to the Company’s Unaudited Condensed Consolidated Financial Statements - Business Combination [Member] - USD ($)
$ in Thousands
		3 Months Ended		12 Months Ended
		Mar. 31, 2024		Dec. 31, 2023
Closing proceeds
Proceeds from issuance of common stock		$ 1,667		$ 1,667
Proceeds from issuance of PIPE warrants		10,210
Proceeds from issuance of senior convertible promissory notes with warrants		10,000
Closing disbursements
Less: Payment of Graf deferred underwriter fees		(1,250)
Less: Payment of Graf transaction costs at Closing		(3,510)
Net cash proceeds from the Business Combination at Closing		9,661		9,661
Less: Payment of Legacy NKGen transaction costs prior to Closing		(2,089)
Net cash proceeds from the Business Combination		7,572		7,572
Noncash activity
Conversion of legacy NKGen convertible promissory notes		18,913
Less: Operating liabilities assumed from Graf		(860)		(860)
Liability-classified instruments
Less: Fair value of PIPE warrants		(10,210)		10,210
Less: Fair value of forward purchase derivative liabilities		(20,201)		20,201
Less: Fair value of senior convertible promissory notes		(9,707)	[1]	9,707	[2]
Less: Fair value of private warrants		(1,841)		1,841
Less: Fair value of working capital warrants		(204)		204
Net equity impact of the Business Combination		(23,876)		23,876
Graf Acquisition Partners IV LLC [Member]
Closing disbursements
Less: Payment of Graf transaction costs at Closing	[3]	(7,456)
Noncash activity
Less: Unpaid transaction costs – assumed from Graf		(5,400)	[3]	5,400	[4]
Legacy NKGen [Member]
Noncash activity
Less: Unpaid transaction costs – assumed from Graf		$ (1,938)		$ 1,938

[1]	Represents allocated fair value.
[2]	Represents allocated fair value.
[3]	The Graf transaction costs includes a $4.0 million accrual related to a certain vendor to be paid in cash and common stock of $2.0 million each. At Closing, a cash payment of $1.3 million was disbursed to this vendor. The remaining $2.7 million amount was recognized as a component of the unpaid transaction costs assumed from Graf, of which $0.7 million represents a cash settlement obligation, and the remaining $2.0 million represents an obligation to issue a variable number of shares for a fixed monetary amount which was accounted for as a liability under ASC 480, Distinguishing Liabilities from Equity (“ASC 480”). Under ASC 480, the obligation to issue shares is not subsequently measured at fair value with changes recorded in earnings because the monetary amount is fixed.
[4]	The Graf transaction costs includes a $4.0 million accrual related to a certain vendor to be paid in cash and common stock of $2.0 million each. At Closing, a cash payment of $1.3 million was disbursed to this vendor. The remaining $2.7 million amount was recognized as a component of the unpaid transaction costs assumed from Graf, of which $0.7 million